Pension and other post-retirement benefits - Contributions (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 153	SFr 165	SFr 161
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	140	156	160
Contributions made by the Entity to the group defined benefit plan	SFr 377	SFr 379	SFr 438